NOTE 6 – INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
NOTE 6 - INVESTMENTS - Schedule of Investments
	Investment	Total
At December 31, 2019	$15,376	$15,376
Unrealized loss	(15,349)	(15,349)
Effects of currency translation	(27)	(27)
At December 31, 2020	$—	$—
At December 31, 2019	$15,376	$15,376